SOLAR PROJECTS SALE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Solar Projects Sale
SOLAR PROJECTS SALE

NOTE 7. SOLAR PROJECTS SALE

On May 30, 2024, Emergen Energy LLC (“Emergen”) entered into a Project Sale Agreement (“PSA”) with Bridgelink Development, LLC (“Bridgelink”) covering 2.425 GW of green-field solar projects (the “Greenfield Projects”). Bridgelink simultaneously resold the projects to an unrelated third-party purchaser (“Purchaser”).

Total consideration payable to Emergen is $19.4 million, comprising:

●	a non-refundable deposit of $0.9 million received in June 2024; and

●	$18.5 million in milestone payments—$5,000 per MW upon securing necessary land rights and $3,000 per MW upon the project reaching ready-to-build (“RTB”) status. There is no specified timetable for milestone achievement.

The deposit is recorded as contract liability (deferred revenue). Revenue (and related cost) will be recognized at a point in time when the relevant milestones are achieved by the purchaser, which management expects within twelve months of year-end. No milestone revenue was recognized in 2024 because the required conditions were not met.

Under the Project Management Services Agreement (“PMSA”), Emergen remits 62.5 % of amounts received to Energy Independent Partners LLC (“EIP”), an entity controlled by Cole Johnson, and retains 37.5%. Accordingly, $0.25 million of the June 2024 deposit was paid to EIP and the remaining $0.4 million remains deferred and recorded as accounts payable and accrued liabilities – related parties. Additional EIP payments will be recorded only when Bridgelink remits milestone proceeds. Bridgelink may return a project, without refund, only if no milestone payment has yet been made and the return occurs within seven years of the PSA’s effective date. A December 31, 2024 amendment clarified that all funds paid to Emergen are non-refundable and limited the return option as noted above; all other material terms remain unchanged.

NOTE 7. SOLAR PROJECTS SALE

On May 30, 2024 Emergen Energy LLC (“Emergen”) entered into a Project Sale Agreement (“PSA”) with Bridgelink Development, LLC (“Bridgelink”) covering 12 green-field solar projects totaling 2.425 GW (the “Greenfield Projects”). Bridgelink simultaneously resold the projects to an unrelated third-party purchaser (“Purchaser”). The Purchaser has the right but not the obligation to return any or all of these Greenfield Projects before and after it has made milestone payments. The Purchaser has no economic incentive to return projects that it choses not to move forward on per the agreement nor does the company have any obligation to take these back with any liabilities or refunds of milestone payments. The locations have been identified in the Solar Development Projects even though not secured. The Company would not be able to develop at these locations until accepting the return of the Solar Development Projects.

Total consideration payable to Emergen is $19.4 million, comprising:

●	a non-refundable deposit of $0.9 million received in June 2024; and
●	$18.5 million in milestone payments—$5,000 per MW upon securing necessary land rights and $3,000 per MW upon the project reaching ready-to-build (“RTB”) status. There is no specified timetable for milestone achievement.

The deposit is recorded as contract liability (deferred revenue). Revenue (and related cost) will be recognized at a point in time when the relevant milestones are achieved by the purchaser, which management expects within twelve months of year-end. No milestone revenue was recognized in 2024 because the required conditions were not met.

Under the Project Management Services Agreement (“PMSA”), Emergen remits 62.5 % of amounts received to Energy Independent Partners LLC (“EIP”), an entity controlled by Cole Johnson, and retains 37.5%. Accordingly, $0.6 million of the June 2024 deposit was paid to EIP and capitalized to project-related intangible assets; the remaining $0.4 million remains deferred. Additional EIP payments will be recorded only when Bridgelink remits milestone proceeds. Bridgelink may return a project, without refund, only if no milestone payment has yet been made and the return occurs within seven years of the PSA’s effective date. A December 31, 2024 amendment clarified that all funds paid to Emergen are non-refundable and limited the return option as noted above; all other material terms remain unchanged.

The Purchaser provides a quarterly status report for each of the twelve projects. Because any return would forfeit the Purchaser’s sunk costs and non-refundable deposit, management considers a return economically unlikely. Revenue—and the related 62.5 % share payable to EIP—will be recognized only when the milestones are achieved and the milestone payment becomes payable, in accordance with ASC 606-10-32-11.